Consolidated Statements of Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred stock	Common stock	Loan to parent company	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2010	$ 7,251,372	$ 18,903	$ 20,000	$ (108,939)	$ 4,053,371	$ 2,301,769	$ 966,268
Comprehensive income:
Net income (loss)	50,893					50,893
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	926,215						926,215
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	12						12
Foreign currency translation adjustment, net of deferred taxes	(541)						(541)
Total comprehensive (loss) income	976,579
Dividend				50,000		(50,000)
Payment received on loan	53,976			53,976
Ending balance at Dec. 31, 2011	8,281,927	18,903	20,000	(4,963)	4,053,371	2,302,662	1,891,954
Comprehensive income:
Net income (loss)	(42,382)					(42,382)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	340,573						340,573
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	(226)						(226)
Foreign currency translation adjustment, net of deferred taxes	604						604
Total comprehensive (loss) income	298,569
Dividend	(150,000)					(150,000)
Payment received on loan	4,963			4,963
Ending balance at Dec. 31, 2012	8,435,459	18,903	20,000		4,053,371	2,110,280	2,232,905
Comprehensive income:
Net income (loss)	541,186					541,186
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	(1,228,638)						(1,228,638)
Net unrealized gain (loss) on postretirement obligation, net of deferred taxes	167						167
Foreign currency translation adjustment, net of deferred taxes	(1,650)						(1,650)
Total comprehensive (loss) income	(688,935)
Dividend	(650,000)					(650,000)
Ending balance at Dec. 31, 2013	$ 7,096,524	$ 18,903	$ 20,000		$ 4,053,371	$ 2,001,466	$ 1,002,784